--------------------------------------------------------------------------------
LIBERTY MANAGED MUNICIPALS     PROSPECTUS, NOVEMBER 1, 2001, AS REVISED JULY 29,
                                                                            2002
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated

---------------------------------------------
TABLE OF CONTENTS

THE FUND                                2
---------------------------------------------
Investment Goals........................2
Principal Investment Strategies.........2
Principal Investment Risks..............3
Performance History.....................5
Your Expenses...........................7

YOUR ACCOUNT                            8
---------------------------------------------
How to Buy Shares.......................8
Eligible Investors......................9
Sales Charges..........................10
How to Exchange Shares.................10
How to Sell Shares.....................10
Fund Policy on Trading of Fund Shares..13
Other Information About Your Account...13


MANAGING THE FUND                      16
---------------------------------------------
Investment Advisor.....................16
Portfolio Manager .....................16

OTHER INVESTMENT
STRATEGIES AND RISKS                   17
---------------------------------------------

FINANCIAL HIGHLIGHTS                   20
---------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

----------------------------
Not FDIC  May Loss Value
Insured   No Bank Guarantee
----------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

[SIDE NOTES BEGIN]

TAX EXEMPT SECURITIES

Tax-exempt bonds are issued by state and local governments for various public purposes. A tax-exempt bond, like a bond issued by a corporation or the U.S. government, obligates the issuer to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Unlike taxable bonds, tax-exempt bonds pay interest that is exempt form federal income taxes and, in some cases, also from state and local taxes. As a result, the pre-tax yields on tax-exempt bonds are generally lower than the yields on taxable bonds with similar maturities. Depending on your tax bracket, however, the after-tax return (that is, the gross return minus the effect of taxes on investment income) may be equal to or better than those provided by taxable bonds. Generally, the higher your tax bracket, the more likely it is that tax-exempt bonds (and tax-exempt bond funds) may be appropriate for you. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal income tax.

[SIDE NOTES END]


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax consistent and opportunities for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in tax-exempt bonds, which are primarily investment grade. These securities are:

     * rated at least BBB by Standard & Poor's, a division of The McGraw Hill Companies,

     *    rated at least Baa by Moody's Investors Service, Inc.,

     * given a comparable rating by another nationally recognized rating agency, or

     * unrated securities that Stein Roe believes to be of comparable quality.

The portfolio manager may purchase bonds of any maturity. The Fund may invest at least 35% of its total assets in any combination of the following bonds (not including pre-refunded bonds): (1) bonds rated below investment grade by a national rating agency and (2) bonds that are not rated, provided that the Fund's total investments in unrated bonds may not exceed 25% of total assets. Pre-refunded bonds are bonds that are typically escrowed with U.S. treasury bonds and may or may not be rated.

It is a fundamental policy that, during periods of normal market conditions, the Fund's assets will be invested so that at least 80% of the Fund's income will be exempt form federal income tax.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

The Fund is permitted to invest all of its assets in bonds subject to the alternative minimum tax.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

                                                                            ----
                                                                               2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal. Medium-quality debt securities (securities rated BBB or Baa by S&P or Moody's), although considered investment grade, may have some speculative characteristics.

Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" - or repay - its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project

                                                                            ----
                                                                               3

THE FUND

or private company, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. Consult your tax advisor for more information.

Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. See "Other Information About Your Account - Tax Consequences" below.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----
                                                                               4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns. On July 29, 2002, the existing shares of the Fund were redesignated as Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------


                                  [BAR CHART]

1992    8.29%
1993   11.25%
1994   -5.37%
1995   16.63%
1996    3.77%
1997    9.31%
1998    5.50%
1999   -3.44%
2000   12.48%
2001    3.80%


                                         For period shown in bar chart:
The Fund's year-to-date total return     Best quarter: 1st quarter 1995, +6.42%
through June 30, 2002 was +4.94%.        Worst quarter: 1st quarter 1994, -5.24%

                                                                            ----
                                                                               5

THE FUND

[SIDE NOTES BEGIN]

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for the last ten calendar years. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Municipal Bond Index), an unmanaged group of securities that differs from the Fund's composition. Unlike the Fund, indices are not investments, do not incur fees, or expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

[SIDE NOTES END]


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                              INCEPTION
                                DATE        1 YEAR        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Class Z (%)                    2/23/77
    Return Before Taxes                       3.80           5.39          6.02
    Return After Taxes on
       Distributions                          3.07           5.16          5.78
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                         4.62           5.32          5.85
--------------------------------------------------------------------------------
Lehman Municipal Bond
Index (%)                        N/A          5.13           5.98          6.63


                                                                            ----

THE FUND


[SIDE NOTES BEGIN]

UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions

[SIDE NOTES END]


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00
--------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          0.00
--------------------------------------------------------------

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (2)


--------------------------------------------------------------------------------
ESTIMATED ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fee (%)(3)                                  0.54
--------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.00
--------------------------------------------------------------
Other expenses (%)                                     0.20
--------------------------------------------------------------
Total annual fund operating expenses (%)               0.74

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

       1 Year              3 Years            5 Years           10 Years
        $76                 $237               $411               $918


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent

(2)  There is a $7.50 charge for wiring sale proceeds to your bank.

(3)  The Fund pays a management fee of 0.42% and an administrative fee of 0.12%.

                                                                           -----

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                   INSTRUCTIONS

Through your             Your financial advisor can help you establish your
financial advisor        account and buy Fund shares on your behalf. To receive
                         the current trading day's price, your financial advisor
                         firm must receive your request prior to the close of
                         the New York Stock Exchange (NYSE), usually 4:00 p.m.
                         Eastern time. Your financial advisor may charge you
                         fees for executing the purchase for you.
--------------------------------------------------------------------------------
By check                 For new accounts send a completed application and check
(new account)            made payable to the Fund to the transfer agent, Liberty
                         Funds Services, Inc., P.O. Box 8081, Boston, MA
                         02266-8081.
--------------------------------------------------------------------------------

By check                 For existing accounts fill out and return the
(existing account)       additional investment stub included in your quarterly
                         statement, or send a letter of instruction including
                         your Fund name and account number with a check made
                         payable to the Fund to Liberty Funds Services, Inc.,
                         P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By exchange              You or your financial advisor may acquire shares for
                         your account by exchanging shares you own in one fund
                         for shares of the same class or Class A of the Fund at
                         no additional cost. There may be an additional charge
                         if exchanging from a money market fund. To exchange by
                         telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                  You may purchase shares of the Fund by wiring money
                         from your bank account to your Fund account. To wire
                         funds to your Fund account, call 1-800-422-3737 to
                         obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------

By electronic funds      You may purchase shares of the Fund by electronically
transfer                 transferring money from your bank account to your Fund
                         account by calling 1-800-422-3737. An electronic funds
                         transfer may take up to two business days to settle and
                         be considered in "good form." You must set up this
                         feature prior to your telephone request. Be sure to
                         complete the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                You can make monthly or quarterly investments
investment plan          automatically from your bank account to your Fund
                         account. You can select a pre-authorized amount to be
                         sent via electronic funds transfer. Be sure to complete
                         the appropriate section of the application for this
                         feature.
--------------------------------------------------------------------------------
Automated dollar         You can purchase shares for your account by exchanging
cost averaging           $100 or more each month from another fund for shares of
                         the same class of the Fund at no additional cost. You
                         must have a current balance of at least $5,000 in the
                         fund the money is coming from. The designated amount
                         will be exchanged on the third Tuesday of each month.
                         Exchanges will continue so long as your fund balance is
                         sufficient to complete the transfers. You may terminate
                         your program or change the amount of the exchange
                         (subject to the $100 minimum) by calling
                         1-800-422-3737. Be sure to complete the appropriate
                         section of the account application for this feature.
--------------------------------------------------------------------------------

By dividend              You may automatically invest dividends distributed by
diversification          another fund into the same class of shares of the Fund
                         at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

                                                                           -----

YOUR ACCOUNT


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment



- any shareholder of a former Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-    any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

                                                                           -----
                                                                               9

YOUR ACCOUNT


- any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

- clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of

                                                                           -----

YOUR ACCOUNT


your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "General Redemption Policies" under the section "Purchases and Redemptions" in the Statement of Additional Information.

                                                                           -----

YOUR ACCOUNT


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

Method                   Instructions

Through your             You may call your financial advisor to place your sell
financial advisor        order. To receive the current trading day's price, your
                         financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually
                         4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

--------------------------------------------------------------------------------
By exchange              You or your financial advisor may sell shares of the
                         Fund by exchanging from the Fund into Class Z shares or
                         Class A shares of another fund at no additional cost.
                         To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone             You or your financial advisor may sell shares of the
                         Fund by telephone and request that a check be sent to
                         your address of record by calling 1-800-422-3737,
                         unless you have notified the Fund of an address change
                         within the previous 30 days. The dollar limit for
                         telephone sales is $100,000 in a 30-day period. You do
                         not need to set up this feature in advance of your
                         call. Certain restrictions apply to retirement
                         accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                  You may send a signed letter of instruction to the
                         address below. In your letter of instruction, note the
                         Fund's name, share class, account number, and the
                         dollar value or number of shares you wish to sell. All
                         account owners must sign the letter, and signatures
                         must be guaranteed by either a bank, a member firm of a
                         national stock exchange or another eligible guarantor
                         institution. Additional documentation is required for
                         sales by corporations, agents, fiduciaries, surviving
                         joint owners and individual retirement account owners.
                         For details, call 1-800-345-6611. Mail your letter of
                         instruction to Liberty Funds Services, Inc., P.O. Box
                         8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire                  You may sell shares and request that the proceeds be
                         wired to your bank. You must set up this feature prior
                         to your telephone request. Be sure to complete the
                         appropriate section of the account application for this
                         feature.
--------------------------------------------------------------------------------
By systematic            You may automatically sell a specified dollar amount or
withdrawal plan          percentage of your account on a monthly, quarterly or
                         semi-annual basis and have the proceeds sent to you if
                         your account balance is at least $5,000. All dividend
                         and capital gains distributions must be reinvested. Be
                         sure to complete the appropriate section of the account
                         application for this feature.
--------------------------------------------------------------------------------
By electronic            You may sell shares and request that the proceeds be
funds transfer           electronically transferred to your bank. Proceeds may
                         take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

                                                                           -----

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.


                                                                           -----

YOUR ACCOUNT


[SIDE NOTES BEGIN]

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, based on the number of shares you own at the time these distributions are declared.

[SIDE NOTES END]


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends                Represents interest and dividends earned from
                         securities held by the Fund, net of expenses incurred
                         by the Fund.
--------------------------------------------------------------------------------
Capital gains            Represents net long-term capital gains on sales of
                         securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-    send the check to your address of record
-    send the check to a third party address
-    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

                                                                           -----

YOUR ACCOUNT


TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

                                                                           -----

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has been an investment advisor since 1949. As of June 30, 2002, Stein Roe managed over $15.5 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.54% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Kimberly Campbell, a vice president of Colonial Management Associates, Inc. and Stein Roe, has been portfolio manager of the Fund since December, 2001. In addition to serving as portfolio manager of the Fund, Ms. Campbell is chief trader for municipal investments of Colonial Management Associates, Inc. and Stein Roe since 1995.


                                                                           -----

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------
[SIDE NOTES BEGIN]

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

[SIDE NOTES END]

The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by state and local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation or revenue bonds. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Fund may be suspended if the

                                                                           -----

OTHER INVESTMENT STRATEGIES AND RISKS


issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ZERO COUPON SECURITIES
--------------------------------------------------------------------------------
Zero coupon securities do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income. In addition, prices of inverse floaters are more volatile than similar maturity bonds. The market value of inverse floaters falls when long-term rates rise, but will fall further than a similar maturity bond (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt

                                                                           -----

OTHER INVESTMENT STRATEGIES AND RISKS


securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to and borrow from other funds advised by the advisor. The Fund will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

                                                                           -----

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


                                                                                 Year ended June 30,
                                                        2001           2000             1999            1998            1997
                                                      Class Z         Class Z          Class Z         Class Z         Class Z
 Net asset value --
 Beginning of period ($)                               8.65             9.07            9.38            9.11             8.85
--------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income                                 0.45(a)          0.47            0.47            0.48             0.48
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)               0.41            (0.32)          (0.31)           0.27             0.26
--------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      0.86             0.15            0.16            0.75             0.74
--------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):

 From net investment income                           (0.45)           (0.47)          (0.47)          (0.48)           (0.48)
--------------------------------------------------------------------------------------------------------------------------------
 From net realized gains                              (0.07)           (0.10)             --              --               --
--------------------------------------------------------------------------------------------------------------------------------
 Total Distributions
 Declared to Shareholders                             (0.52)           (0.57)          (0.47)          (0.48)           (0.48)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                     8.99             8.65            9.07            9.38             9.11
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN (%)                                     10.13             1.86            1.67            8.37             8.56
--------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE
 NET ASSETS (%):

 Expenses (b)                                          0.74             0.69            0.72            0.72             0.73
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income  (b)                            5.07             5.39            5.02            5.14             5.31
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                             17               19              17              12               16
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                454,366         458,205          538,322         583,138         582,366


a) Per share data was calculated using average shares outstanding during the period.

b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                           -----

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NOTES


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                                                                              23

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Liberty-Stein Roe Funds Municipal Trust: 811-4367

-    Liberty Managed Municipals Fund (formerly Stein Roe Managed Municipals
     Fund)

--------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


798-01/644K-0702